Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
EQUITY

12. EQUITY

During October 2015, $350,000 of subscription receivable was fully collected from the shareholders.

On February 8, 2016, a Share Exchange Agreement ("Share Exchange Agreement") was entered into by and among American BriVision (Holding) Corporation (the "Company"), American BriVision Corporation ("BriVision"), Euro-Asia Investment & Finance Corp. Limited, a company incorporated under the laws of Hong Kong Special Administrative Region of People's Republic of China ("Euro-Asia"), being the owners of record of 164,387,376 (52,336,000 pre-stock split) shares of Common Stock of the Company, and the owners of record of all of the issued share capital of BriVision (the "BriVision Stock"). Pursuant to the Share Exchange Agreement, upon surrender by the BriVision Shareholders and the cancellation by BriVision of the certificates evidencing the BriVision Stock as registered in the name of each BriVision Shareholder, and pursuant to the registration of the Company in the register of members maintained by BriVision as the new holder of the BriVision Stock and the issuance of the certificates evidencing the aforementioned registration of the BriVision Stock in the name of the Company, the Company should issue 166,273,921(52,936,583 pre-stock split) shares (the "Acquisition Stock") (subject to adjustment for fractionalized shares as set forth below) of the Company's Common Stock to the BriVision Shareholders (or their designees), and 163,159,952 (51,945,225 pre-stock split) shares of the Company's Common Stock owned by Euro-Asia should be cancelled and retired to treasury. The Acquisition Stock collectively should represent 79.70% of the issued and outstanding Common Stock of the Company immediately after the Closing, in exchange for the BriVision Stock, representing 100% of the issued share capital of BriVision in a reverse merger, or the Merger. Pursuant to the Merger, all of the issued and outstanding shares of BriVision's Common Stock were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921(52,936,583 pre-stock split) shares of Company's Common Stock and BriVision became a wholly owned subsidiary, of the Company. The holders of Company's Common Stock as of immediately prior to the Merger held an aggregate of 205,519,223 (65,431,144 pre-stock split) shares of Company's Common Stock, Because of the exchange of the BriVision Stock for the Acquisition Stock (the "Share Exchange"), BriVision became a wholly owned subsidiary (the "Subsidiary") of the Company and there was a change of control of the Company following the closing. There were no warrants, options or other equity instruments issued in connection with the share exchange agreement.

On February 17, 2016, pursuant to the 2016 Equity Incentive Plan (the "2016 Plan"), 157,050 (50,000 pre-stock split) shares were granted to the employees.

On March 21, 2016, the Board of Directors of the Company approved an amendment to Articles of Incorporation to effect a forward split at a ratio of 1 to 3:141 (the "Forward Stock Split") and increase the number of our authorized shares of Common Stock, par value $0.001 per share, to 360,000,000, which was effective on April 8, 2016.

On May 6, 2016, the Company and BioLite Taiwan agreed to amend the BioLite Collaborative Agreement, through entry into the Milestone Payment Agreement, whereby the Company has agreed to issue shares of Common Stock of the Company, at the price of $1.60 per share, for an aggregate number of 562,500 shares, as part of the Company's first installation of payment pursuant to the Milestone Payment. The shares issuance was completed in June 2016. On August 26, 2016, the Company issued 1,468,750 shares ("Shares") of the Company's Common Stock, par value $0.001 (the "Offering") to BioLite Taiwan pursuant to a certain Stock Purchase Agreement dated August 26, 2016 (the "SPA"). The Shares are exempt from the registration requirements of the Securities Act of 1933, as amended (the "Securities Act"), pursuant to Regulation S of the Securities Act promulgated thereunder. The purchase price per share of the Offering is $1.60. The net proceeds to the Company from the Offering are approximately $2,350,000. Pursuant to the BioLite Collaborative Agreement, BriVision should pay a total of $100,000,000 in cash or stock of the Company with equivalent value according to the milestone achieved. The agreement requires that 6.5% of total payment, $6,500,000 shall be made upon the first IND submission which was submitted in March 2016. In February 2017, the Company remitted this amount to BioLite with $650,000 in cash and $5,850,000 in the form of newly issued shares of the Company's Common Stock, at the price of $2.0 per share, for an aggregate number of 2,925,000 shares. Upon the consummation of the restructuring transaction between the Company and BioLite on February 8, 2019, the Company's Common Stock held by BioLite Taiwan was accounted for treasury stocks in the statement of equity (deficit).

On May 3, 2019, the Company filed a Certificate of Amendment with the Secretary of State of Nevada, which was effective May 8, 2019 upon its receipt of the written notice from Financial Industry Regulatory Authority ("FINRA"). Pursuant to the Certificate of Amendment, the Company effectuated a 1-for-18 reverse stock split of its issued and outstanding shares of common stock, $0.001 par value, whereby 318,485,252 outstanding shares of the Company's common stock were exchanged for 17,693,625 shares of the Company's Common Stock. All shares and related financial information in this Form 10-Q reflect this 1-for-18 reverse stock split.

On October 1, 2016, the Company entered into a consulting agreement with Kazunori Kameyama ("Kameyama") for the provision of services related to the clinical trials and other administrative work, public relation work, capital raising, trip coordination, In consideration for providing such services, the Company agreed to indemnify the consultant in an amount of $150 per hour in cash up to $3,000 per month, and issue to Kameyama the Company's Common Stock at $1.00 per share for any amount exceeding $3,000. The Company's stocks shall be calculated and issued in December every year. On October 1, 2017, the Company and Kameyama agreed to extend the service period for one more year expiring on September 30, 2018. As a result, the non-employee stock-based compensation related to this consulting agreement was $28,800 and $5,400 for the years ended December 31, 2018 and 2017, respectively. On March 28, 2018, the Company issued 4,828 shares of the Company's common stock at $1.60 per share in a total of $7,725 to Kameyama in connection with this consulting agreement.

On January 1, 2017, Euro-Asia Investment & Finance Corp Ltd. and the Company entered into a service agreement (the "Euro-Asia Agreement") for the maintenance of the listing in the U.S. stock exchange market. During the years ended December 31, 2018 and 2017, the Company recognized non-employee stock based compensation expenses of $0 and $60,000 in connection with the terms in the Euro-Asia Agreement, respectively. On March 28, 2018, the Company issued 50,000 shares of the Company's common stock at $1.60 per share in a total of $80,000 to Euro-Asia in connection with the Euro-Asia Agreement.

On January 1, 2017, Kimho Consultants Co., Ltd. and the Company entered into a service agreement (the "Kimho Agreement") for the maintenance of the listing in the U.S. stock exchange market. During the years ended December 31, 2018 and 2017, the Company recognized non-employee stock based compensation expenses of $0 and $90,000 in connection with the terms in the Kimho Agreement, respectively. On March 28, 2018, the Company issued 75,000 shares of the Company's common stock at $1.60 per share in a total of $120,000 to Kimho in connection with the Kimho Agreement.

Pursuant to ASC 505-50-30, the transactions with the non-employees were measured based on the fair value of the equity instruments issued as the Company determined that the fair value of the equity instruments issued in a stock-based payment transaction with nonemployees was more reliably measurable than the fair value of the consideration received. The Company measured the fair value of the equity instruments in these transactions using the stock price on the date at which the commitments Kameyama, Euro-Asia, and Kimho for performance were rendered.

On March 28, 2018, the Company also issued an aggregate of 50,000 shares of the Company's common stock at $1.60 per share for salaries in a total of $80,000 to three officers.

On February 8, 2019, after the Merger, the Company issued 74,997,546 shares to the shareholders of BioLite and 29,561,231 shares to the shareholders of BioKey.

9. EQUITY

During October 2015, $350,000 of subscription receivable was fully collected from the shareholders.

On February 8, 2016, a Share Exchange Agreement ("Share Exchange Agreement") was entered into by and among American BriVision (Holding) Corporation (the "Company"), American BriVision Corporation ("BriVision"), Euro-Asia Investment & Finance Corp. Limited, a company incorporated under the laws of Hong Kong Special Administrative Region of People's Republic of China ("Euro-Asia"), being the owners of record of 164,387,376 (52,336,000 pre-stock split) shares of Common Stock of the Company, and the owners of record of all of the issued share capital of BriVision (the "BriVision Stock"). Pursuant to the Share Exchange Agreement, upon surrender by the BriVision Shareholders and the cancellation by BriVision of the certificates evidencing the BriVision Stock as registered in the name of each BriVision Shareholder, and pursuant to the registration of the Company in the register of members maintained by BriVision as the new holder of the BriVision Stock and the issuance of the certificates evidencing the aforementioned registration of the BriVision Stock in the name of the Company, the Company should issue 166,273,921(52,936,583 pre-stock split) shares (the "Acquisition Stock") (subject to adjustment for fractionalized shares as set forth below) of the Company's Common Stock to the BriVision Shareholders (or their designees), and 163,159,952 (51,945,225 pre-stock split) shares of the Company's Common Stock owned by Euro-Asia should be cancelled and retired to treasury. The Acquisition Stock collectively should represent 79.70% of the issued and outstanding Common Stock of the Company immediately after the Closing, in exchange for the BriVision Stock, representing 100% of the issued share capital of BriVision in a reverse merger, or the Merger. Pursuant to the Merger, all of the issued and outstanding shares of BriVision's Common Stock were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921(52,936,583 pre-stock split) shares of Company's Common Stock and BriVision became a wholly owned subsidiary, of the Company. The holders of Company's Common Stock as of immediately prior to the Merger held an aggregate of 205,519,223 (65,431,144 pre-stock split) shares of Company's Common Stock, Because of the exchange of the BriVision Stock for the Acquisition Stock (the "Share Exchange"), BriVision became a wholly owned subsidiary (the "Subsidiary") of the Company and there was a change of control of the Company following the closing. There were no warrants, options or other equity instruments issued in connection with the share exchange agreement.

On February 17, 2016, pursuant to the 2016 Equity Incentive Plan (the "2016 Plan"), 157,050 (50,000 pre-stock split) shares were granted to the employees.

On March 21, 2016, the Board of Directors of the Company approved an amendment to Articles of Incorporation to effect a forward split at a ratio of 1 to 3:141 (the "Forward Stock Split") and increase the number of our authorized shares of Common Stock, par value $0.001 per share, to 360,000,000, which was effective on April 8, 2016.

The majority of the shareholders of the Company approved the amendment to Articles of Incorporation.

On May 6, 2016, the Company and BioLite agreed to amend the BioLite Collaborative Agreement, through entry into the Milestone Payment Agreement, whereby the Company has agreed to issue shares of our Common Stock, at the price of $1.60 per share, for an aggregate number of 562,500 shares, as part of our first installation of payment pursuant to the Milestone Payment. The shares issuance was completed in June 2016.

On August 26, 2016, the Company issued 1,468,750 shares ("Shares") of the Company's Common Stock, par value $0.001 (the "Offering") to BioLite, Inc., a non-U.S. accredited investor (the "Purchaser") pursuant to a certain Stock Purchase Agreement dated August 26, 2016 (the "SPA"). The Shares are exempt from the registration requirements of the Securities Act of 1933, as amended (the "Securities Act"), pursuant to Regulation S of the Securities Act promulgated thereunder. The purchase price per share of the Offering is $1.60. The net proceeds to the Company from the Offering are approximately $2,350,000. The proceeds may be used for general corporate purposes.

Pursuant to the BioLite Collaborative Agreement (See Note 4), BriVision should pay a total of $100,000,000 in cash or stock of the Company with equivalent value according to the milestone achieved. The agreement requires that 6.5% of total payment, $6,500,000 shall be made upon the first IND submission which was submitted in March 2016. In February 2017, the Company remitted this amount to BioLite with $650,000 in cash and $5,850,000 in the form of newly issued shares of our Common Stock, at the price of $2.0 per share, for an aggregate number of 2,925,000 shares.

On October 1, 2016, the Company entered into a consulting agreement with Kazunori Kameyama ("Kameyama") for the provision of services related to the clinical trials and other administrative work, public relation work, capital raising, trip coordination, In consideration for providing such services, the Company agreed to indemnify the consultant in an amount of $150 per hour in cash up to $3,000 per month, and issue to Kameyama the Company's Common Stock at $1.00 per share for any amount exceeding $3,000. The Company's stocks shall be calculated and issued in December every year. On October 1, 2017, the Company and Kameyama agreed to extend the service period for one more year expiring on September 30, 2018. As a result, the non-employee stock-based compensation related to this consulting agreement was $28,800 and $5,400 for the years ended December 31, 2018 and 2017, respectively. On March 28, 2018, the Company issued 4,828 shares of the Company's common stock at $1.60 per share in a total of $7,725 to Kameyama in connection with this consulting agreement.

On January 1, 2017, Euro-Asia Investment & Finance Corp Ltd. and the Company entered into a service agreement (the "Euro-Asia Agreement") for the maintenance of the listing in the U.S. stock exchange market. During the years ended December 31, 2018 and 2017, the Company recognized non-employee stock based compensation expenses of $0 and $60,000 in connection with the terms in the Euro-Asia Agreement, respectively. On March 28, 2018, the Company issued 50,000 shares of the Company's common stock at $1.60 per share in a total of $80,000 to Euro-Asia in connection with the Euro-Asia Agreement.

On January 1, 2017, Kimho Consultants Co., Ltd. and the Company entered into a service agreement (the "Kimho Agreement") for the maintenance of the listing in the U.S. stock exchange market. During the years ended December 31, 2018 and 2017, the Company recognized non-employee stock based compensation expenses of $0 and $90,000 in connection with the terms in the Kimho Agreement, respectively. On March 28, 2018, the Company issued 75,000 shares of the Company's common stock at $1.60 per share in a total of $120,000 to Kimho in connection with the Kimho Agreement.

Pursuant to ASC 505-50-30, the transactions with the non-employees were measured based on the fair value of the equity instruments issued as the Company determined that the fair value of the equity instruments issued in a stock-based payment transaction with nonemployees was more reliably measurable than the fair value of the consideration received. The Company measured the fair value of the equity instruments in these transactions using the stock price on the date at which the commitments Kameyama, Euro-Asia, and Kimho for performance were rendered.

On March 28, 2018, the Company also issued an aggregate of 50,000 shares of the Company's common stock at $1.60 per share for salaries in a total of $80,000 to three officers.